Affiliated companies and other equity-method investees (Tables)	12 Months Ended
Mar. 31, 2026
Affiliated Companies and Other Equity-method Investees [Abstract]
Summary of financial information for signifiant affiliated companies
The following tables present summarized financial information for significant affiliated companies of Nomura (including those elected for the FVO) as of March 31, 2025 and 2026, and for the years ended March 31, 2024, 2025 and 2026.

	Millions of yen
	March 31
	2025	2026
Total assets	¥3,849,351	¥4,070,274
Total liabilities	2,597,957	2,761,101

	Millions of yen
	Year ended March 31
	2024	2025	2026
Net revenues	¥1,187,696	¥1,254,864	¥1,503,892
Non-interest expenses	937,551	965,914	1,242,921
Net income attributable to affiliated companies	176,705	209,174	171,418

Summary of balances and transactions with affiliated companies and other equity-method investees
The f
ollow
ing tables present a summary of balances and transactions with affiliated companies and other equity-method investees as of March 31, 2025 and 2026, and during the years ended March 31, 2024, 2025 and 2026. Investments in American Century Companies, Inc., for which FVO was elected, are not included in
Investments in affiliated companies
in the following table and are reported within
Other assets—Other
in the consolidated balance sheets.

	Millions of yen
	March 31
	2025	2026
Investments in affiliated companies	¥497,435	¥515,848
Advances to affiliated companies	8,954	19,554
Other receivables from affiliated companies (1)	38,351	42,134
Other payables to affiliated companies (2)	26,643	25,475

(1)	Includes ROU assets of ¥20,664 million and ¥19,547 million as of March 31, 2025 and 2026, respectively.
(2)	Includes operating lease liabilities of ¥20,664 million and ¥ 19,547 million as of March 31, 2025 and 2026, respectively.

	Millions of yen
	Year ended March 31
	2024	2025	2026
Revenues (1)(2)	¥2,172	¥3,887	¥3,664
Non-interest expenses	53,177	52,721	53,699
Purchase of software, securities and tangible assets	15,367	44,954	61,122

(1)
The revenue amount does not include revenue of ¥ 56,144
million from the sale in April 2025 by Nomura of its own land and buildings located in Takanawa 2-chome, Minato-ku, Tokyo. The transaction counterparties included Nomura Real Estate Development Co., Ltd., a subsidiary of Nomura Real Estate Holdings, Inc., an affiliated company, and a third-party financing company. Nomura considers the entire transaction to be with a related party. The revenue is included in
Revenue—Other
in the consolidated statements of income for the year ended March 31, 2026.

(2)
The revenue amount does not include the dividends from and the movement in fair values of the affiliate investee for which FVO was elected. The revenue is included in
Revenue—Interest and dividends
and
Revenue—Other
, respectively in the consolidated statements of income.

Summary of aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees
The following table presents the aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees for which a quoted market price is available as of March 31, 2025 and 2026.

	Millions of yen
	March 31
	2025	2026
Carrying amount	¥429,968	¥457,152
Fair value	919,677	898,413

Summary of equity in earnings of equity-method investees and dividends from equity-method investees
The f
ollowing table presents equity in earnings of from equity-method investees and dividends from equity-method investees and affiliate for which FVO was elected, for the years ended March 31, 2024, 2025 and 2026.

	Millions of yen
	Year ended March 31
	2024	2025	2026
Equity in earnings of equity-method investees (1)	¥45,687	¥52,454	¥45,158
Dividends from equity-method investees and affiliates for which FVO was elected (2)	27,770	37,067	26,496

(1)	Equity in earnings of equity-method investees is reported within Revenue—Other in the consolidated statements of income.
(2)	Dividends from affiliate for which FVO was elected are reported within Interest and Dividends .